SCHEDULE OF SEGMENT INFORMATION BY GEOGRAPHIC AREA (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue	$ 324,969	$ 280,311	$ 621,817	$ 538,311
Total long-lived assets	423,251		423,251		$ 442,666
VIRGIN ISLANDS, BRITISH
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue
Total long-lived assets
MENA [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue	322,354	277,991	616,082	532,366
Total long-lived assets	413,422		413,422		431,002
Rest of world [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue	2,615	$ 2,320	5,735	$ 5,945
Total long-lived assets	$ 9,829		$ 9,829		$ 11,664